iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
.
Security Shares Value
a
Common Stocks
Health Care Facilities  —  13 .6%
Acadia Healthcare Co., Inc.
(a)
.................. 103,866 $ 4,118,287
Brookdale Senior Living, Inc.
(a)
................. 222,389 1,118,617
Community Health Systems, Inc.
(a)
.............. 134,495 402,140
Concentra Group Holdings Parent, Inc. ........... 121,166 2,396,663
Encompass Health Corp. .................... 112,610 10,399,534
Ensign Group, Inc. (The) ..................... 63,602 8,450,162
HCA Healthcare, Inc. ....................... 99,080 29,738,862
National HealthCare Corp. .................... 13,791 1,483,360
PACS Group, Inc.
(a)
........................ 41,575 545,048
Select Medical Holdings Corp. ................. 116,986 2,205,186
Surgery Partners, Inc.
(a)
..................... 83,241 1,762,212
Tenet Healthcare Corp.
(a)
..................... 106,291 13,417,113
U.S. Physical Therapy, Inc. ................... 16,851 1,494,852
Universal Health Services, Inc. , Class B .......... 65,626 11,774,617
89,306,653
a
Health Care Services  —  30 .6%
Accolade, Inc.
(a)
........................... 81,814 279,804
Addus HomeCare Corp.
(a)
.................... 20,069 2,515,649
agilon health, Inc.
(a) (b)
....................... 340,365 646,693
Amedisys, Inc.
(a)
.......................... 36,640 3,326,546
AMN Healthcare Services, Inc.
(a)
................ 42,504 1,016,696
Astrana Health, Inc.
(a) (b)
...................... 46,404 1,463,118
BrightSpring Health Services, Inc.
(a) (b)
............ 60,259 1,026,211
Castle Biosciences, Inc.
(a)
.................... 31,266 833,239
Chemed Corp. ............................ 16,747 8,872,561
Cigna Group (The) ......................... 252,008 69,589,489
CorVel Corp.
(a)
............................ 30,459 3,388,868
Cross Country Healthcare, Inc.
(a)
............... 34,542 627,283
CVS Health Corp. ......................... 603,251 27,079,937
DaVita, Inc.
(a) (b)
........................... 50,408 7,538,516
DocGo, Inc.
(a) (b)
........................... 99,113 420,239
Fulgent Genetics, Inc.
(a)
..................... 22,537 416,258
GeneDx Holdings Corp. , Class A
(a)
.............. 22,693 1,744,184
Guardant Health, Inc.
(a)
...................... 138,139 4,220,146
Hims & Hers Health, Inc. , Class A
(a)
.............. 213,697 5,167,193
Labcorp Holdings, Inc. ...................... 93,484 21,437,751
LifeStance Health Group, Inc.
(a)
................ 145,227 1,070,323
National Research Corp. ..................... 16,511 291,254
NeoGenomics, Inc.
(a) (b)
...................... 143,698 2,368,143
OPKO Health, Inc.
(a) (b)
....................... 380,942 559,985
Option Care Health, Inc.
(a)
.................... 190,270 4,414,264
Pediatrix Medical Group, Inc.
(a)
................. 94,357 1,237,964
Pennant Group, Inc. (The)
(a)
................... 38,344 1,016,883
Premier, Inc. , Class A ....................... 107,593 2,280,972
Privia Health Group, Inc.
(a) (b)
................... 115,537 2,258,748
Quest Diagnostics, Inc. ...................... 124,753 18,820,238
RadNet, Inc.
(a)
............................ 72,814 5,085,330
201,014,485
a
Security Shares Value
a
Health Care Technology  —  7 .2%
Certara, Inc.
(a)
............................ 122,198 $ 1,301,409
Definitive Healthcare Corp. , Class A
(a)
............ 59,322 243,813
Doximity, Inc. , Class A
(a)
..................... 143,219 7,646,462
Evolent Health, Inc. , Class A
(a) (b)
................ 119,715 1,346,794
GoodRx Holdings, Inc. , Class A
(a)
............... 102,085 474,695
Health Catalyst, Inc.
(a)
....................... 67,927 480,244
HealthStream, Inc. ......................... 26,823 852,971
Phreesia, Inc.
(a)
........................... 61,269 1,541,528
Schrodinger, Inc.
(a) (b)
........................ 61,861 1,193,299
Simulations Plus, Inc.
(b)
...................... 18,146 506,092
Teladoc Health, Inc.
(a) (b)
...................... 192,898 1,753,443
Veeva Systems, Inc. , Class A
(a)
................ 133,523 28,073,211
Waystar Holding Corp.
(a)
..................... 52,049 1,910,198
47,324,159
a
Managed Health Care  —  48 .3%
Alignment Healthcare, Inc.
(a)
.................. 113,419 1,275,964
Centene Corp.
(a)
.......................... 527,590 31,961,402
Clover Health Investments Corp. , Class A
(a) (b)
....... 460,017 1,449,054
Elevance Health, Inc. ....................... 210,124 77,514,744
HealthEquity, Inc.
(a)
......................... 97,603 9,365,008
Humana, Inc. ............................ 112,237 28,475,649
Molina Healthcare, Inc.
(a)
..................... 63,933 18,607,700
Progyny, Inc.
(a) (b)
.......................... 82,702 1,426,609
UnitedHealth Group, Inc. ..................... 292,619 148,024,247
318,100,377
a
Total Long-Term Investments — 99.7%
(Cost: $ 778,130,763 ) ................................ 655,745,674
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 6,670,997 6,674,333
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 755,502 755,502
a
Total Short-Term Securities — 1.1%
(Cost: $ 7,420,998 ) .................................. 7,429,835
Total Investments — 100.8%
(Cost: $ 785,551,761 ) ................................ 663,175,509
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (5,444,453)
Net Assets — 100.0% ................................. $ 657,731,056
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 22,956,555  $ —  $ (16,289,795)
(a)
$ 18,958  $ (11,385) $ 6,674,333  6,670,997  $ 60,946
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 573,173  182,329
(a)
—  —  —  755,502  755,502  31,448  —
$ 18,958  $ (11,385)
$ 7,429,835
$ 92,394  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 13 03/21/25 $ 1,821 $ (7,511)

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 655,745,674  $ —  $ —  $ 655,745,674
Short-Term Securities
Money Market Funds ...................................... 7,429,835  —  —  7,429,835
$ 663,175,509  $ —  $ —  $ 663,175,509
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (7,511) $ —  $ —  $ (7,511)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)